INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX

NOTE 9 - INCOME TAX

For periods presented in the financial statements, Sterling and Integrity were taxed as S-Corporations and therefore did not have material federal or state tax liability. In March of 2012, Sterling and Integrity made timely elections to be treated as C-Corporations. The consolidated financial statements, herein, have been presented as if all consolidated entities were taxed as C-Corporations for the periods being reported on.

The Company's deferred tax assets and liabilities consist of the following:

	December 31,
	2012	2011
Current Assets and Liabilities:
Provision for doubtful accounts	$50,054	$80,820
Profit sharing plan contribution	(4,085)	(2,043)

Total	45,969	78,777
Valuation Allowance	-	-

Current Deferred Tax Asset, Net	45,969	78,777

Noncurrent Assets and Liabilities:
Depreciation	(38,193)	(58,139)

Total	(38,193)	(58,139)
Valuation Allowance	0

Noncurrent Deferred Tax (Liability) Asset, Net	(38,193)	(58,139)

Total Deferred Tax - Asset, Net	$7,776	$20,638

The provisions for income taxes for the years ending December 31 consist of the following:

	December 31,
	2012	2011
Deferred tax (benefit)/expense	$12,862	$(32,487)
Current provision	28,435	76,770
Total Provision for Income Taxes	$41,297	$44,283

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax strategies in making this assessment.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return (ASC 740-10). The guidance also provides direction on derecognition and classification of interest and penalties.

Management has evaluated and concluded that there are no material uncertain tax positions requiring recognition in the financial statements for the year ended December 31, 2012.  The Company's policy is to classify assessments, if any, for tax related interest as interest expense and penalties as selling, general and administrative expenses.

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes as follows:

	2012		2011
		Impact on		Impact on
	Amount	Rate	Amount	Rate
Income tax at federal rate	$35,384	35.00%	$146,342	35.00%
State tax, net of Federal effect	5,913	5.85%	24,460	5.85%
Permanent Differences:
	0	0.00%	0	0.00%
Total permanent differences	0	0.00%	0	0.00%
Impact of rate change on beginning deferred taxes	0	0.00%	0	0.00%
NOL deduction	0	0.00%	0	0.00%
Total tax credits	0	0.00%	0	0.00%
Valuation allowance	0	0.00%	0	0.00%
Total Provision	$41,297	40.85%	$170,802	40.85%